SHARE-BASED COMPENSATION (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 1,363	$ 3,171	$ 2,659
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	188	504	372
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	488	752	511
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	204	765	669
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 483	$ 1,150	$ 1,107